Financial Risks - Summary of Closing Levels of Certain Major Indices (Detail) - Counterparty	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
S&P 500 [member]
Disclosure of equities prices [line items]
Closing levels of major indices	6,846	5,882	4,770	3,840	4,766
Nasdaq [member]
Disclosure of equities prices [line items]
Closing levels of major indices	25,250	21,012	15,011	10,466	15,645
FTSE 100 [member]
Disclosure of equities prices [line items]
Closing levels of major indices	9,931	8,173	7,733	7,452	7,385
AEX [member]
Disclosure of equities prices [line items]
Closing levels of major indices	951	879	787	689	798